Business and Asset Acquisitions - Narrative (Details) shares in Thousands, $ in Thousands							2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended
	Sep. 23, 2019 USD ($) location terminal	Sep. 16, 2019 USD ($) terminal installment_payment location	Oct. 16, 2018 location	Aug. 01, 2018 location	Jul. 01, 2017 USD ($) location	Jun. 01, 2016 location	Dec. 31, 2018 USD ($) terminal location	Jun. 30, 2020 USD ($) location terminal	Dec. 31, 2019 USD ($) terminal location	Jun. 30, 2019 USD ($) location terminal	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Jun. 30, 2020 USD ($) location terminal	Jun. 30, 2019 USD ($) location terminal	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) installment_payment terminal location	Dec. 31, 2018 USD ($) terminal location shares	Dec. 31, 2017 USD ($)	Oct. 31, 2018 location	Sep. 01, 2018 location	Dec. 30, 2014 location
Business Acquisition [Line Items]
Number of video gaming terminals | terminal							7,649	11,108	10,499	8,082	7,649	7,649	11,108	8,082		10,499	7,649
Number of video gaming locations | location							1,686	2,335	2,312	1,762	1,686	1,686	2,335	1,762		2,312	1,686
Consideration transferred																	$ 63,745
Contingent purchase consideration																	5,350
Revenues										$ 119,427				$ 231,902		$ 466,466	409,142	$ 467,676
Net (loss) income										5,542				10,711		(2,598)	16,098	26,535
Reduction in amortization of customer acquisition costs and location contracts acquired								$ (5,565)		(4,624)			$ (11,130)	(8,927)		(17,975)	(14,681)	$ (9,792)
Goodwill							$ 0	34,511	$ 34,511		$ 0	$ 0	34,511			34,511	0
Grand River
Business Acquisition [Line Items]
Number of video gaming terminals | terminal		2,009
Number of video gaming locations | location		450
Consideration transferred		$ 113,714
Cash payment, before additional payment for working capital adjustment		100,000
Additional payment for working capital adjustment		6,600
Contingent purchase consideration		$ 7,136
Number of installment payments | installment_payment		2
Acquisition related costs																200
Revenues									16,600				12,300
Net (loss) income									1,200				800
Goodwill		$ 34,511						$ 34,500	34,500				$ 34,500			34,500
Grand River | Installment payment within 30 days following the one-year anniversary
Business Acquisition [Line Items]
Maximum amount to be paid for contingent consideration		2,500
Reversal of maximum amout to be paid for contingent consideration										$ 2,500				$ 2,500
Grand River | Installment payment within 30 days following the three-year anniversary
Business Acquisition [Line Items]
Maximum amount to be paid for contingent consideration		7,000
Quad B
Business Acquisition [Line Items]
Number of video gaming locations | location																				61
Consideration transferred																	610
Contingent purchase consideration																	0
Revenues											100					300
Net (loss) income											100					100
Skyhigh
Business Acquisition [Line Items]
Number of video gaming locations | location				23
Consideration transferred																	14,210
Contingent purchase consideration																	4,324
Revenues												3,900				9,300
Net (loss) income												1,100				2,200
Contingent consideration, placed in operation period				5 years
Contingent consideration, percentage of adjusted net terminal income				18.44%
Contingent consideration, final payment ratio				1.75%
Fair value of contingent consideration							4,500		4,700		4,500	4,500				4,700	4,500
Skyhigh | Payments made monthly
Business Acquisition [Line Items]
Contingent consideration, payment period				2 years
Skyhigh | Frequency of payments after the first two years
Business Acquisition [Line Items]
Contingent consideration, payment period				3 months
Skyhigh | Payments made every three years
Business Acquisition [Line Items]
Contingent consideration, payment period				3 years
G3
Business Acquisition [Line Items]
Number of video gaming locations | location			87
Consideration transferred																	40,545
Contingent purchase consideration																	1,026
Revenues							4,300									21,800
Net (loss) income							800									3,300
Contingent consideration, placed in operation period			3 years
Fair value of contingent consideration							1,000		3,100		1,000	1,000				3,100	1,000
Mike's Amusement
Business Acquisition [Line Items]
Number of video gaming locations | location			73
Consideration transferred																	3,500
Contingent purchase consideration																	0
Revenues							200									1,000
Net (loss) income							100									$ 400
Family Amusement
Business Acquisition [Line Items]
Number of video gaming locations | location																			139
Consideration transferred																	4,880
Contingent purchase consideration																	0
Number of installment payments | installment_payment																3
Revenues							100									$ 400
Net (loss) income							100									200
Fair value of contingent consideration							3,400		3,100		3,400	3,400				3,100	3,400
Reduction in amortization of customer acquisition costs and location contracts acquired																100
Promissory note, due from 2019 to 2021																400
Promissory note, installment due in 2022																700
Promissory note, installment due in 2023																2,100
Fair Share Gaming
Business Acquisition [Line Items]
Number of video gaming locations | location					125
Consideration transferred					$ 65,119
Contingent purchase consideration					$ 595
Revenues															$ 19,000	42,800	40,800
Net (loss) income															$ 3,300	7,800	7,000
Contingent consideration, placed in operation period					1 year
Contingent consideration, payment period					2 years
Fair value of contingent consideration							1,000		2,000		1,000	1,000				2,000	$ 1,000
Equity issued in business acquisition, value					$ 15,000
Issuance of common stock to seller					10,794
Shares received back which were previously issued (in shares) | shares																	3,956
Contingent stock consideration					$ 3,675
Abraham
Business Acquisition [Line Items]
Number of video gaming locations | location						138
Contingent consideration, placed in operation period						2 years
Fair value of contingent consideration							200		100		200	200				100	$ 200
TAV Gaming
Business Acquisition [Line Items]
Number of video gaming locations | location																					32
Fair value of contingent consideration							$ 1,400		$ 4,000		$ 1,400	$ 1,400				$ 4,000	$ 1,400
IGS
Business Acquisition [Line Items]
Number of video gaming terminals | terminal	139
Number of video gaming locations | location	29
Cash payment, before additional payment for working capital adjustment		$ 6,600
Cash payment for asset acquisition	$ 2,400
Note payable	2,300
Video game terminals and equipment acquired	1,700
Location contracts acquired	$ 3,000
IGS | Notes Payable
Business Acquisition [Line Items]
Interest rate	5.00%